Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Procure ETF Trust II
Entity Central Index Key	0001727398
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Procure Space ETF
Shareholder Report [Line Items]
Fund Name	Procure Space ETF
Class Name	Procure Space ETF
Trading Symbol	UFO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Procure Space ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://procureetfs.com/. You can also request this information by contacting us at 1-866-690-3837.
Additional Information Phone Number	1-866-690-3837
Additional Information Website	https://procureetfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Procure Space ETF	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The fund is a pure play space investment and is not a space and defense fund. Henced has a concentration in satellite communication and imagining equipment, launchvehicle production, and global positioning software and equipment. The weighting of major defense companies in the index is limited to the percentage of their gross revenue derived from space projects.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/10/2019)
Procure Space ETF NAV	24.19	-4.42	-3.32
S&P 500 TR	38.02	15.27	14.89
Wilshire 5000 Total Market Index	35.97	13.04	12.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://procureetfs.com/ for more recent performance information. Visit https://procureetfs.com/ for more recent performance information.
Net Assets	$ 34,712,570
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 256,998
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$34,712,570
Number of Holdings	36
Net Advisory Fee	$256,998
Portfolio Turnover	47%

Holdings [Text Block]

Top 10 Issuers	(%)
Rocket Lab USA, Inc.	7.1%
MDA Space Ltd.	6.1%
EchoStar Corp.	5.1%
Iridium Communications, Inc.	5.1%
Trimble, Inc.	4.9%
Garmin, Ltd.	4.9%
Sirius XM Holdings, Inc.	4.8%
Sky Perfect JSAT Holdings, Inc.	4.5%
Globalstar, Inc.	4.1%
AST SpaceMobile, Inc.	4.1%

Top Sectors	(%)
Industrials	48.3%
Communication Services	33.6%
Information Technology	11.8%
Consumer Discretionary	4.9%
Materials	0.6%
Cash & Other	0.8%

Updated Prospectus Web Address	https://procureetfs.com/